Initial Public Offering (Details) - USD ($)			1 Months Ended	9 Months Ended	10 Months Ended	12 Months Ended
	Oct. 19, 2022	Jul. 22, 2021	Jul. 22, 2021	Sep. 30, 2023	Dec. 31, 2021	Dec. 31, 2022
Initial Public Offering [Line Items]
Proceeds from initial public offering					$ 135,546,054
Sale of stock descriptions				Each Unit consists of (i) one share of Class A common stock and (ii) one right to receive one-eighth (1/8) of a share of Class A common stock upon the consummation of the Initial Business Combination (the “rights”).
Additional fee				$ 4,840,931		$ 4,840,931
Gross proceeds					$ 138,312,300
Common stock consummation description						Each Unit consists of (i) one share of Class A common stock and (ii) one right to receive one-eighth (1/8) of a share of Class A common stock upon the consummation of the initial Business Combination (the “rights” or “public rights”).
IPO [Member]
Initial Public Offering [Line Items]
Number of shares (in Shares)		13,831,230	13,831,230
Purchase price		$ 10
Proceeds from initial public offering		$ 138,312,300	$ 140,386,985
Over-allotment exercised (in Shares)	12,204,072
Underwriting fee				2,766,246		$ 2,766,246
Number of shares (in Shares)		13,831,230	13,831,230
Purchase price (in Dollars per share)		$ 10
Gross proceeds		$ 138,312,300
Over-Allotment Option [Member]
Initial Public Offering [Line Items]
Over-allotment exercised (in Shares)		1,331,230	1,331,230
Underwriting fee				$ 125,000
Over-allotment exercised underwriters units		$ 1,331,230